Defined benefit plans (Detail 11) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Swiss pension plan
Plan Assets At Fair Value By Plan [Table]
Fair value	$ 33,975	$ 32,590
Derivative financial instruments, net of collateral	43	(17)
Swiss pension plan | Bank accounts at UBS
Plan Assets At Fair Value By Plan [Table]
Fair value	194	231
Swiss pension plan | UBS debt instruments
Plan Assets At Fair Value By Plan [Table]
Fair value	28	34
Swiss pension plan | UBS shares
Plan Assets At Fair Value By Plan [Table]
Fair value	25	24
Swiss pension plan | Securities lent to UBS
Plan Assets At Fair Value By Plan [Table]
Fair value	1,079	1,416
Swiss pension plan | Property occupied by UBS
Plan Assets At Fair Value By Plan [Table]
Fair value	93	96
Swiss pension plan | Derivative financial instruments, counterparty UBS
Plan Assets At Fair Value By Plan [Table]
Fair value	128	149
UK pension plan
Plan Assets At Fair Value By Plan [Table]
Fair value	4,297	4,149
US and German pension plans
Plan Assets At Fair Value By Plan [Table]
Fair value	1,329	1,360
UBS AG | Swiss pension plan
Plan Assets At Fair Value By Plan [Table]
Fair value	19,196	18,358
Derivative financial instruments, net of collateral	(24)	9
UBS AG | Swiss pension plan | Bank accounts at UBS
Plan Assets At Fair Value By Plan [Table]
Fair value	109	130
UBS AG | Swiss pension plan | UBS debt instruments
Plan Assets At Fair Value By Plan [Table]
Fair value	16	19
UBS AG | Swiss pension plan | UBS shares
Plan Assets At Fair Value By Plan [Table]
Fair value	14	13
UBS AG | Swiss pension plan | Securities lent to UBS
Plan Assets At Fair Value By Plan [Table]
Fair value	608	796
UBS AG | Swiss pension plan | Property occupied by UBS
Plan Assets At Fair Value By Plan [Table]
Fair value	52	54
UBS AG | Swiss pension plan | Derivative financial instruments, counterparty UBS
Plan Assets At Fair Value By Plan [Table]
Fair value	72	84
UBS AG | UK pension plan
Plan Assets At Fair Value By Plan [Table]
Fair value	4,297	4,149
UBS AG | US and German pension plans
Plan Assets At Fair Value By Plan [Table]
Fair value	$ 1,329	$ 1,360